Pledged assets and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Pledged assets and contingent liabilities
Schedule of pledged assets and contingent liabilities

	June 30,	December 31,
Skr mn	2024	2023
Collateral provided
Cash collateral under the security agreements for derivative contracts	4,668	11,098
Contingent liabilities[1]
Guarantee commitments	8,189	7,471
Commitments[1]
Committed undisbursed loans	67,100	54,975

1	For expected credit losses in guarantee commitments and committed undisbursed loans, see Note 4.